ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2021
Asset Retirement Obligation [Abstract]
Schedule of asset retirement obligations [Table Text Block]
	December 31, 2021	December 31, 2020	December 31, 2019

Balance, beginning of year	$140,397	$158,914	$188,228
Change in obligation	(47,054)	(18,517)	(29,314)
Accretion expense	-	-	-
Balance, end of year	$93,343	$140,397	$158,914